LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
LAND USE RIGHTS, NET
Cost	¥ 1,067,026	¥ 1,036,178
Accumulated amortization	(100,444)	(79,440)
Land use rights, net	966,582	956,738		$ 138,219
Amortization of land use rights	¥ 21,004	¥ 20,723	¥ 20,724